Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Changes in liabilities arising from financing activities
28.
Changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)
				Non-cash transactions
	January 1, 2022		Cash flows from financing activities	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2022
Short-term borrowings	₩	613,733	1,922,283	42,536	—	—	2,578,552
Long-term borrowings		9,438,512	1,470,383	59,657	—	(4,440)	10,964,112
Bonds (*)		2,611,561	(1,071,560)	113,669	12,644	(217,568)	1,448,746
Lease liabilities		84,326	(82,296)	(1,806)	—	72,564	72,788
Dividend payable		3,679	(292,786)	—	—	289,107	—
	₩	12,751,811	1,946,024	214,056	12,644	139,663	15,064,198

(*) Others include ~~W~~220,240 million of gain on valuation of financial liabilities at fair value through profit or loss and ~~W~~2,672 million of loss on early repayment of borrowings and bonds.

(In millions of won)
				Non-cash transactions
	January 1, 2023		Cash flows from financing activities	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2023
Short-term borrowings	₩	2,578,552	(716,386)	13,469	—	—	1,875,635
Long-term borrowings		10,964,112	2,139,554	50,174	3,271	8,240	13,165,351
Bonds		1,448,746	35,276	2,237	1,717	167	1,488,143
Lease liabilities		72,788	(73,483)	(312)	—	74,371	73,364
Dividend payable		—	(34,098)	(44)	—	41,444	7,302
	₩	15,064,198	1,350,863	65,524	4,988	124,222	16,609,795